Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Earnings to Common Shareholders
Basic EPS	$ 1,714	$ 1,606
Potential dilutive effect of stock-based compensation	0	0
Diluted EPS	$ 1,714	$ 1,606
Weighted Average Shares
Basic EPS (shares)	503.5	495.0
Potential dilutive effect of stock options (shares)	0.2	0.2
Diluted EPS (shares)	503.7	495.2
EPS
Basic (CAD per share)	$ 3.40	$ 3.24
Diluted (CAD per share)	$ 3.40	$ 3.24